ACCOUNTS RECEIVABLE - NET	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE - NET

NOTE 12. ACCOUNTS RECEIVABLE – NET

Accounts receivable consist of the following:

	December 31
(in US$ thousands)	2013	2014
Accounts receivable	$2,082	$1,354
Less: Allowance for doubtful accounts	(55)	(56)

	$2,027	$1,298

The following is a summary of the changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2012, 2013 and 2014:

(in US$ thousands)	2012	2013	2014
Balance at beginning of year	$2,594	$130	$55
Additions: Provision for bad debt expense	169	37	37
Less: Write-offs	(269)	(109)	(33)
Deconsolidation - IAHGames	(2,370)	—	—
Translation adjustment	6	(3)	(3)

Balance at end of year	$130	$55	$56